Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

September 30, 2019

NMI-QTLY-1119
1.808781.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.8%
		Principal Amount(a)	Value
Argentina - 0.8%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$6,257,813	$5,718,076
YPF SA:
8.5% 3/23/21 (b)		26,355,000	22,744,365
8.5% 6/27/29 (b)		34,820,000	26,811,400
8.75% 4/4/24 (b)		20,844,000	17,196,300

TOTAL ARGENTINA			72,470,141

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		44,920,000	52,012,868
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		9,100,000	10,868,813

TOTAL AZERBAIJAN			62,881,681

Bahrain - 0.8%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		45,345,000	50,412,304
7.625% 11/7/24 (b)		8,450,000	9,588,109
8.375% 11/7/28 (b)		9,775,000	11,427,586

TOTAL BAHRAIN			71,427,999

Belarus - 0.1%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		4,400,000	4,567,200
Bermuda - 0.1%
Qtel International Finance Ltd. 3.25% 2/21/23 (b)		10,815,000	11,004,263
British Virgin Islands - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		90,300,000	86,264,719
Sinopec Group Overseas Development 2012 Ltd. 4.875% 5/17/42 (b)		3,555,000	4,474,856
Sinopec Group Overseas Development Ltd. 3.68% 8/8/49 (b)		16,240,000	17,498,600

TOTAL BRITISH VIRGIN ISLANDS			108,238,175

Canada - 0.4%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		26,385,000	25,968,613
Frontera Energy Corp. 9.7% 6/25/23 (b)		8,115,000	8,579,077

TOTAL CANADA			34,547,690

Cayman Islands - 0.4%
Ksa Sukuk Ltd. 4.303% 1/19/29 (b)		30,000,000	33,555,000
Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		6,000,000	6,298,800
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		6,300,000	5,195,531
6.95% 11/10/21 (b)		6,140,000	6,324,200

TOTAL COSTA RICA			17,818,531

Georgia - 1.1%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		39,202,000	40,770,029
JSC BGEO Group 6% 7/26/23 (b)		20,850,000	21,267,000
JSC Georgian Railway:
7.75% 7/11/22		1,000,000	1,093,750
7.75% 7/11/22 (b)		26,806,000	29,319,063

TOTAL GEORGIA			92,449,842

Indonesia - 0.1%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		6,390,000	966,488
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		4,952,000	5,034,933

TOTAL INDONESIA			6,001,421

Ireland - 0.2%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		12,000,000	12,851,250
Luxembourg - 0.5%
CSN Resources SA:
6.5% 7/21/20 (b)		3,450,000	3,512,531
7.625% 2/13/23 (b)		32,475,000	33,850,115
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		4,000,000	4,300,000

TOTAL LUXEMBOURG			41,662,646

Mauritius - 0.1%
HTA Group Ltd. 9.125% 3/8/22 (b)		7,329,000	7,629,444
Mexico - 7.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	256,910,000	12,550,790
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		10,190,000	11,728,053
Metalsa SA de CV 4.9% 4/24/23 (b)		4,000,000	4,058,750
Pemex Project Funding Master Trust:
6.625% 6/15/35		156,040,000	152,685,140
8.625% 2/1/22		26,030,000	28,828,225
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.7884% 3/11/22 (c)(d)		46,740,000	48,604,225
3.5% 1/30/23		18,575,000	18,509,988
4.625% 9/21/23		10,000,000	10,283,750
4.875% 1/18/24		56,695,000	58,367,503
5.375% 3/13/22		2,552,000	2,679,999
5.5% 1/21/21		13,000,000	13,370,500
6.5% 6/2/41		25,220,000	24,085,100
6.75% 9/21/47		59,300,000	56,868,700
7.69% 1/23/50 (b)		180,545,000	188,272,326
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		18,200,000	17,256,639

TOTAL MEXICO			648,149,688

Mongolia - 0.3%
Development Bank of Mongolia 7.25% 10/23/23 (b)		7,730,000	7,995,719
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		17,280,000	17,717,400

TOTAL MONGOLIA			25,713,119

Netherlands - 2.1%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		18,150,000	13,575,634
IHS Netherlands Holdco BV:
7.125% 3/18/25 (b)		11,110,000	11,298,315
8% 9/18/27 (b)		5,395,000	5,504,249
Indo Energy Finance II BV 6.375% 1/24/23 (b)		4,560,000	4,584,909
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		4,200,000	5,612,250
Metinvest BV 7.75% 4/23/23 (b)		21,515,000	22,563,856
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		32,350,000	16,458,063
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		25,952,000	27,071,829
6.9% 3/19/49		10,000,000	11,455,625
8.75% 5/23/26		25,005,000	31,987,646
SABIC Capital II BV 4% 10/10/23 (b)		6,525,000	6,851,251
VTR Finance BV 6.875% 1/15/24 (b)		20,873,000	21,460,053

TOTAL NETHERLANDS			178,423,680

Oman - 0.3%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		27,000,000	27,168,750
Peru - 0.3%
Alicorp SA 6.875% 4/17/27 (b)	PEN	7,540,000	2,410,572
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	83,785,000	26,351,393

TOTAL PERU			28,761,965

Saudi Arabia - 2.0%
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		26,930,000	27,226,230
3.5% 4/16/29 (b)		35,060,000	36,593,875
4.25% 4/16/39 (b)		46,455,000	50,148,173
4.375% 4/16/49 (b)		54,180,000	59,497,767

TOTAL SAUDI ARABIA			173,466,045

Singapore - 0.2%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		3,000,000	3,109,688
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		10,000,000	9,756,250

TOTAL SINGAPORE			12,865,938

South Africa - 1.8%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		19,585,000	19,780,850
5.75% 1/26/21 (Reg. S)		53,600,000	54,136,000
6.75% 8/6/23 (b)		69,150,000	71,092,078
6.75% 8/6/23 (Reg. S)		5,200,000	5,346,042
7.125% 2/11/25 (b)		8,000,000	8,240,000

TOTAL SOUTH AFRICA			158,594,970

Togo - 0.1%
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		7,200,000	8,081,280
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		16,706,000	14,910,105
Turkey - 1.9%
Export Credit Bank of Turkey:
4.25% 9/18/22 (Reg. S)		5,000,000	4,731,250
5% 9/23/21 (b)		12,000,000	11,910,000
5.375% 10/24/23 (b)		9,800,000	9,417,188
6.125% 5/3/24 (b)		29,195,000	28,510,742
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		18,340,000	17,927,350
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		24,390,000	23,589,703
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		26,355,000	27,120,942
Turkiye Is Bankasi A/S 5% 4/30/20 (b)		23,000,000	23,068,993
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		13,000,000	12,351,301
6.875% 2/3/25 (b)(c)		8,920,000	8,565,988

TOTAL TURKEY			167,193,457

United Arab Emirates - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		9,850,000	9,782,281
United Kingdom - 1.6%
Biz Finance PLC 9.625% 4/27/22 (b)		43,932,500	45,865,495
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		29,075,000	29,583,813
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		7,808,500	8,159,883
Tullow Oil PLC 6.25% 4/15/22 (b)		8,390,000	8,473,900
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		7,290,000	7,499,588
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		11,500,000	11,413,750
Vedanta Resources PLC 6.375% 7/30/22 (b)		23,000,000	22,575,938

TOTAL UNITED KINGDOM			133,572,367

United States of America - 0.9%
Azul Investments LLP 5.875% 10/26/24 (b)		9,464,000	9,446,255
Citgo Holding, Inc. 9.25% 8/1/24 (b)		16,285,000	17,302,813
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		20,250,000	20,477,813
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		12,000,000	12,361,560
Stillwater Mining Co. 6.125% 6/27/22 (b)		18,930,000	19,071,975

TOTAL UNITED STATES OF AMERICA			78,660,416

Venezuela - 0.7%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		152,515,000	12,201,200
5.5% 4/12/37 (e)		184,250,000	14,740,000
6% 5/16/24 (b)(e)		105,540,000	8,443,200
6% 11/15/26 (Reg. S) (e)		89,700,000	7,176,000
8.5% 10/27/20 (Reg. S) (e)		20,540,000	6,880,900
9% 11/17/21 (Reg. S) (e)		48,700,000	3,896,000
9.75% 5/17/35 (b)(e)		71,700,000	5,736,000
12.75% 2/17/22 (b)(e)		53,000,000	4,240,000

TOTAL VENEZUELA			63,313,300

TOTAL NONCONVERTIBLE BONDS
(Cost $2,523,002,234)			2,305,762,644

Government Obligations - 60.4%
Angola - 0.2%
Angola Republic 9.5% 11/12/25 (b)		17,375,000	19,481,719
Argentina - 3.6%
Argentine Republic:
5.625% 1/26/22		137,775,000	60,138,788
6.875% 4/22/21		227,590,000	111,746,690
6.875% 1/26/27		45,350,000	19,160,375
7.5% 4/22/26		179,690,000	78,614,375
8.28% 12/31/33		43,463,178	21,392,033
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		14,626,667	7,020,800
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		3,932,000	2,816,295
8.95% 2/19/21 (b)		8,860,750	7,454,106
Mendoza Province 8.375% 5/19/24 (b)		3,040,000	1,702,430
Provincia de Cordoba 7.45% 9/1/24 (b)		4,500,000	2,562,188

TOTAL ARGENTINA			312,608,080

Azerbaijan - 0.0%
Azerbaijan Republic 4.75% 3/18/24 (b)		1,000,000	1,059,000
Bahrain - 0.1%
Bahrain Kingdom 5.5% 3/31/20 (b)		6,705,000	6,738,524
Belarus - 0.4%
Belarus Republic:
6.875% 2/28/23 (b)		24,679,000	26,406,530
7.625% 6/29/27 (b)		7,310,000	8,214,613

TOTAL BELARUS			34,621,143

Bermuda - 0.1%
Bermuda Government 3.717% 1/25/27 (b)		8,500,000	8,932,969
Bolivia - 0.0%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		2,350,000	2,230,297
Brazil - 3.1%
Brazilian Federative Republic:
4.5% 5/30/29		50,000,000	52,187,500
5% 1/27/45		26,950,000	28,011,156
5.625% 1/7/41		29,960,000	33,545,838
5.625% 2/21/47		22,800,000	25,550,250
8.25% 1/20/34		51,205,000	70,246,859
10% 1/1/23	BRL	112,200,000	30,026,758
12.25% 3/6/30		16,080,000	26,707,875

TOTAL BRAZIL			266,276,236

Cameroon - 0.8%
Cameroon Republic 9.5% 11/19/25 (b)		65,850,000	71,920,547
Costa Rica - 0.3%
Costa Rican Republic:
4.25% 1/26/23 (b)		8,400,000	8,221,500
5.625% 4/30/43 (b)		3,500,000	3,041,719
7% 4/4/44 (b)		10,975,000	10,878,969
7.158% 3/12/45 (b)		7,406,000	7,422,201

TOTAL COSTA RICA			29,564,389

Dominican Republic - 1.7%
Dominican Republic:
5.95% 1/25/27 (b)		21,890,000	23,689,084
6% 7/19/28 (b)		23,310,000	25,400,616
6.4% 6/5/49 (b)		16,735,000	17,786,167
6.5% 2/15/48 (Reg. S)		15,000,000	16,101,563
6.85% 1/27/45 (b)		23,500,000	26,173,125
6.875% 1/29/26 (b)		14,455,000	16,307,047
7.45% 4/30/44 (b)		17,415,000	20,658,544

TOTAL DOMINICAN REPUBLIC			146,116,146

Ecuador - 0.6%
Ecuador Republic 10.75% 1/31/29 (b)		45,565,000	49,281,395
Egypt - 4.0%
Arab Republic of Egypt:
, yield at date of purchase 17.1504% 10/29/19	EGP	180,000,000	10,924,496
5.577% 2/21/23 (b)		29,255,000	29,766,963
5.75% 4/29/20 (b)		2,010,000	2,027,588
6.125% 1/31/22 (b)		39,030,000	40,225,294
6.2004% 3/1/24 (b)		10,875,000	11,350,781
7.5% 1/31/27 (b)		105,910,000	113,853,250
7.6003% 3/1/29 (b)		50,140,000	53,007,381
7.903% 2/21/48 (b)		23,810,000	23,943,931
8.5% 1/31/47 (b)		41,960,000	44,490,713
8.7002% 3/1/49 (b)		9,520,000	10,222,100

TOTAL EGYPT			339,812,497

El Salvador - 1.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		34,927,000	35,996,639
6.375% 1/18/27 (b)		29,415,000	30,518,063
7.1246% 1/20/50 (b)		17,520,000	17,859,450
7.375% 12/1/19 (b)		20,395,000	20,490,602
7.375% 12/1/19		29,750,000	29,889,453
7.625% 2/1/41 (b)		7,550,000	8,104,453
7.65% 6/15/35 (Reg. S)		8,090,000	8,671,469
8.625% 2/28/29 (b)		11,735,000	13,696,945

TOTAL EL SALVADOR			165,227,074

Ghana - 0.9%
Ghana Republic:
7.875% 3/26/27 (b)		10,755,000	11,023,875
8.125% 1/18/26 (b)		29,875,000	31,602,148
10.75% 10/14/30 (b)		24,100,000	30,516,625

TOTAL GHANA			73,142,648

Guatemala - 0.1%
Guatemalan Republic 4.9% 6/1/30 (b)		11,870,000	12,571,072
Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27		7,750,000	8,391,797
Indonesia - 3.2%
Indonesian Republic:
4.75% 7/18/47 (b)		11,000,000	12,591,563
5.125% 1/15/45 (b)		47,125,000	56,299,648
5.25% 1/17/42 (b)		8,935,000	10,749,922
5.95% 1/8/46 (b)		3,400,000	4,519,875
6.625% 2/17/37		25,400,000	34,361,438
6.75% 1/15/44 (b)		3,640,000	5,223,400
7.75% 1/17/38 (b)		47,470,000	71,205,000
8.5% 10/12/35 (b)		51,605,000	81,019,850

TOTAL INDONESIA			275,970,696

Iraq - 1.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		113,430,000	110,771,484
Ivory Coast - 1.1%
Ivory Coast 5.75% 12/31/32		99,971,520	98,003,331
Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		3,900,000	4,642,219
7.875% 7/28/45		10,490,000	13,741,900

TOTAL JAMAICA			18,384,119

Jordan - 0.4%
Jordanian Kingdom:
6.125% 1/29/26 (b)		10,900,000	11,414,344
7.375% 10/10/47 (b)		21,375,000	22,537,266

TOTAL JORDAN			33,951,610

Kazakhstan - 0.1%
Kazakhstan Republic 6.5% 7/21/45 (b)		5,000,000	7,262,500
Kenya - 0.2%
Republic of Kenya 6.875% 6/24/24 (b)		20,100,000	21,130,125
Lebanon - 2.0%
Lebanese Republic:
5.8% 4/14/20		7,269,000	6,887,378
6% 1/27/23		16,880,000	11,705,225
6.1% 10/4/22		55,350,000	39,194,719
6.375% 3/9/20		83,264,000	79,439,060
8.25% 4/12/21 (Reg.S)		36,555,000	31,163,138

TOTAL LEBANON			168,389,520

Mexico - 2.4%
United Mexican States:
5.75% 10/12/10		24,750,000	28,539,844
6.05% 1/11/40		105,155,000	132,653,033
6.5% 6/9/22	MXN	891,000,000	44,938,294

TOTAL MEXICO			206,131,171

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (b)		7,570,000	8,476,034
Morocco - 0.1%
Moroccan Kingdom 5.5% 12/11/42 (b)		5,750,000	6,871,250
Nigeria - 1.4%
Republic of Nigeria:
, yield at date of purchase 13.6974% to 14.1898% 11/7/19 to 2/27/20	NGN	10,000,000,000	26,701,182
6.5% 11/28/27 (b)		32,495,000	32,799,641
7.143% 2/23/30 (b)		11,935,000	12,225,916
7.625% 11/21/25 (b)		19,550,000	21,431,688
7.696% 2/23/38 (b)		8,050,000	8,203,453
7.875% 2/16/32 (b)		7,455,000	7,858,036
9.248% 1/21/49 (b)		7,140,000	7,958,869

TOTAL NIGERIA			117,178,785

Oman - 1.3%
Sultanate of Oman:
4.75% 6/15/26 (b)		32,850,000	31,536,000
5.375% 3/8/27 (b)		30,165,000	29,542,847
5.625% 1/17/28 (b)		17,320,000	17,016,900
6.5% 3/8/47 (b)		16,070,000	14,879,816
6.75% 1/17/48 (b)		21,395,000	20,191,531

TOTAL OMAN			113,167,094

Pakistan - 0.3%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		13,200,000	13,241,250
8.25% 4/15/24 (b)		7,680,000	8,289,600

TOTAL PAKISTAN			21,530,850

Papua New Guinea - 0.2%
Papua New Guinea 8.375% 10/4/28 (b)		13,640,000	14,411,513
Paraguay - 0.1%
Republic of Paraguay 5.4% 3/30/50 (b)		6,900,000	7,801,313
Qatar - 1.8%
State of Qatar:
4.5% 4/23/28 (b)		10,880,000	12,389,600
4.817% 3/14/49 (b)		62,150,000	77,027,156
5.103% 4/23/48 (b)		29,100,000	37,238,906
9.75% 6/15/30 (Reg. S)		19,027,000	31,287,523

TOTAL QATAR			157,943,185

Romania - 0.4%
Romanian Republic 5.125% 6/15/48 (b)		26,230,000	30,353,028
Russia - 5.0%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27 (b)		11,600,000	12,330,800
4.375% 3/21/29 (b)		51,600,000	55,160,400
4.375% 3/21/29(Reg. S)		11,000,000	11,759,000
5.1% 3/28/35 (b)		84,000,000	94,920,000
5.1% 3/28/35(Reg. S)		21,800,000	24,634,000
5.25% 6/23/47 (b)		96,800,000	114,919,750
5.25% 6/23/47(Reg. S)		5,600,000	6,648,250
5.625% 4/4/42 (b)		36,150,000	44,464,511
7.25% 5/10/34	RUB	1,435,550,000	22,350,355
7.6% 7/20/22	RUB	1,295,000,000	20,484,382
8.15% 2/3/27	RUB	1,316,985,000	21,854,986

TOTAL RUSSIA			429,526,434

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (b)		32,939,000	35,532,946
Saudi Arabia - 0.9%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		24,165,000	25,590,735
4.5% 10/26/46 (b)		36,830,000	41,065,450
4.625% 10/4/47 (b)		9,800,000	11,123,000

TOTAL SAUDI ARABIA			77,779,185

Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		5,060,000	5,026,794
5.875% 7/25/22 (b)		9,450,000	9,491,344
6.2% 5/11/27 (b)		11,215,000	10,457,988
6.25% 10/4/20 (b)		10,855,000	11,017,825
6.25% 7/27/21 (b)		14,600,000	14,832,688
6.75% 4/18/28 (b)		10,000,000	9,537,500
6.85% 11/3/25 (b)		11,750,000	11,786,719

TOTAL SRI LANKA			72,150,858

Turkey - 6.3%
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		12,400,000	12,338,000
Turkish Republic:
3.25% 3/23/23		9,505,000	8,881,234
5.125% 3/25/22		115,050,000	115,984,781
5.75% 5/11/47		21,820,000	19,092,500
6% 3/25/27		34,000,000	33,341,250
6% 1/14/41		47,050,000	42,109,750
6.25% 9/26/22		103,500,000	106,443,281
6.35% 8/10/24		10,435,000	10,614,352
6.75% 5/30/40		24,000,000	23,385,000
6.875% 3/17/36		17,450,000	17,400,922
7.25% 12/23/23		76,595,000	81,023,148
7.25% 3/5/38		9,050,000	9,338,469
7.375% 2/5/25		60,310,000	64,022,834

TOTAL TURKEY			543,975,521

Ukraine - 5.6%
Ukraine Government:
0% 5/31/40 (b)(c)		21,160,000	19,797,825
7.375% 9/25/32 (b)		13,615,000	13,700,094
7.75% 9/1/20 (b)		178,236,000	181,889,838
7.75% 9/1/21 (b)		115,539,000	120,160,560
7.75% 9/1/22 (b)		35,696,000	37,552,192
7.75% 9/1/23 (b)		14,131,000	14,851,681
7.75% 9/1/24 (b)		37,866,000	39,995,963
7.75% 9/1/27 (b)		10,000,000	10,437,500
8.994% 2/1/24 (b)		15,000,000	16,443,750
9.75% 11/1/28 (b)		17,000,000	19,486,250
15.84% 2/26/25	UAH	206,185,000	8,691,807

TOTAL UKRAINE			483,007,460

United Arab Emirates - 0.2%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		16,170,000	15,684,798
United States of America - 5.9%
U.S. Treasury Notes 2.375% 5/15/29		479,000,000	508,806,503
Uruguay - 0.1%
Uruguay Republic 4.975% 4/20/55		3,700,000	4,340,563
Uzbekistan - 0.1%
Uzbekistan Republic of:
4.75% 2/20/24 (b)		4,000,000	4,188,750
5.375% 2/20/29 (b)		4,000,000	4,388,750

TOTAL UZBEKISTAN			8,577,500

Venezuela - 0.6%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(g)		669,809	669,809
6% 12/9/20 (e)		17,250,000	1,638,750
7% 3/31/38 (e)		18,925,000	1,797,875
7.65% 4/21/25 (e)		34,825,000	3,308,375
7.75% 12/31/49 (Reg. S) (e)		29,380,000	2,791,100
8.25% 10/13/24 (e)		30,860,000	2,931,700
9% 5/7/23 (Reg. S) (e)		43,195,000	4,103,525
9.25% 9/15/27 (e)		62,675,000	5,954,125
9.25% 5/7/28 (Reg. S) (e)		70,265,000	6,675,175
9.375% 1/13/34 (e)		46,005,000	4,370,475
11.75% 10/21/26 (Reg. S) (e)		65,000,000	6,175,000
11.95% 8/5/31 (Reg. S) (e)		87,250,000	8,288,750
12.75% 8/23/22 (e)		42,425,000	4,030,375

TOTAL VENEZUELA			52,735,034

TOTAL GOVERNMENT OBLIGATIONS
(Cost $5,473,174,071)			5,197,819,943

Supranational Obligations - 0.4%
International Finance Corp. 6.3% 11/25/24 (Cost $30,253,588)	INR	2,107,000,000	29,526,930
		Shares	Value

Common Stocks - 0.1%
Cayman Islands - 0.1%
Alibaba Group Holding Ltd. sponsored ADR (h)
(Cost $4,891,361)		46,700	7,809,641
		Principal Amount(a)	Value

Preferred Securities - 0.2%
Cayman Islands - 0.2%
Banco Do Brasil SA:
6.25% (b)(c)(i)		7,500,000	7,394,531
9% (b)(c)(i)		7,500,000	8,384,063
Cosan Overseas Ltd. 8.25% (i)		1,500,000	1,549,219
TOTAL PREFERRED SECURITIES
(Cost $16,775,600)			17,327,813
		Shares	Value

Money Market Funds - 13.6%
Fidelity Cash Central Fund 1.96% (j)
(Cost $1,171,149,294)		1,170,943,493	1,171,177,682
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $9,219,246,148)			8,729,424,653
NET OTHER ASSETS (LIABILITIES) - (1.5)%			(126,749,855)
NET ASSETS - 100%			$8,602,674,798

Currency Abbreviations

BRL – Brazilian real

EGP – Egyptian pound

INR – Indian rupee

MXN – Mexican peso

NGN – Nigerian naira

PEN – Peruvian new sol

RUB – Russian ruble

UAH – Ukrainian hryvnia

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,192,078,286 or 48.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Quantity represents share amount.

 (g) Level 3 security

 (h) Non-income producing

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,024,246
Fidelity Securities Lending Cash Central Fund	6,621
Total	$9,030,867

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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